Deferred revenue (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Contract with Customer, Liability [Line Items]
Deferred revenue, current	$ 192,954	¥ 1,343,308	¥ 951,616
Deferred revenue, non-current	$ 34,552	240,541	91,710
Live streaming
Contract with Customer, Liability [Line Items]
Deferred revenue, current		1,220,722	842,040
Deferred revenue, non-current		177,598	80,734
Others
Contract with Customer, Liability [Line Items]
Deferred revenue, current		122,586	109,576
Deferred revenue, non-current		¥ 62,943	¥ 10,976